Income Taxes - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense (recovery)			$ 29.6	$ 29.5	$ (17.0)
Tax benefit from change in estimate related to prior year estimate				6.4
Reversal of previously-recorded tax liabilities and uncertainties				4.5
Deferred tax expense related to taxable temporary differences, repatriation of undistributed foreign earnings			16.5	6.0
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense				5.7
Deferred tax liabilities as a result of acquisitions				(0.9)	56.6
Reversal of previously accrued Mexican taxes		$ 6.0
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized			1,721.9	1,783.2
Temporary differences associated with investments in subsidiaries for which no deferred tax liabilities have been recognized			1.1	5.0
Deferred tax assets recognized with respect to losses			$ 9.9	$ (1.4)
Initial percentage of tax exemption (percent)			100.00%	100.00%
Initial term of tax exemption			8 years	8 years
Percentage of tax exemption (percent)			50.00%
Term of tax exemption			5 years
Tax Expense (Income) Relating To Current And Future Withholding Taxes On Undistributed Foreign Earnings			$ 18.3
Income Tax Expense (Benefit), RTP Adjustments Related To Prior Years			4.1
Income Tax Expense (Benefit), Recognition Of Deferred Tax Assets Of Subsidiary			2.6
Income Tax Expense (Income), Impact Of Foreign Exchange Translation			5.1
Income Tax Expense (Benefit), Reversal Of Tax Uncertainties Of Subsidiary	$ 5.7
Net Deferred Tax Assets Relating To Subsidiary			$ 8.3
Atrenne
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit related to previously unrecognized tax assets					3.7
Impakt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax benefit related to previously unrecognized tax assets					49.6
U.S. group of subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recognized with respect to losses					$ 5.0
Asian Subsidiary
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recognized with respect to losses				$ 6.8